Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Below is information about the relationship between executive compensation actually paid to our named executive officers and our financial performance, as prepared in accordance with SEC rules. For purposes of the Peer Group Total Shareholder Return column of the Pay Versus Performance Table, we have used the S&P 500 Health Care (Sector) Index, which we also use for purposes of the Stock Performance Graph in our 2022 Annual Report on Form 10-K.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for First PEO	Summary Compensation Table Total for Second PEO	Compensation Actually Paid to First PEO (1)	Compensation Actually Paid to Second PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income (in millions)	Adjusted Earnings Per Share
2022	$15,678,164	$11,883,027	$9,817,267	$12,708,474	$3,386,412	$291,674	$155.48	$140.30	$1,015	$9.95
2021	$14,557,818	N/A	$49,248,658	N/A	$3,431,291	$10,580,653	$168.62	$143.09	$2,080	$14.24
2020	$14,081,608	N/A	$30,970,593	N/A	$3,577,382	$7,199,065	$114.04	$113.45	$1,499	$11.18

The following table sets forth, for each year reported in the Pay Versus Performance Table, the principal executive officer or principal executive officers included in the Pay Versus Performance Table and the adjustments (i.e., amounts deducted and added) made to each principal executive officer’s Summary Compensation Table Total to determine the Compensation Actually Paid to each principal executive officer. The valuation methodology (including assumptions) used to the determine the fair value of equity awards for purposes of determining the Compensation Actually Paid to each principal executive officer is the same as set forth in footnote 3 to the Summary Compensation Table (see page 45).

Year	PEO	Adjustments made to Summary Compensation Table Total to determine Compensation Actually Paid
2022	Stephen H. Rusckowski

$8,350,579 of stock awards and $2,874,884 of option awards was subtracted and replaced with:

●     $17,879,280, representing year end fair value of stock and option awards granted in 2022 that remained unvested and outstanding at the end of 2022;

●     $(3,439,186) representing the change in fair value as of the end of 2022 (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that remained unvested and outstanding at the end of 2022;

●    $(9,191,272), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that vested in 2022, and

●     $115,743, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

James E. Davis

$8,542,446 of stock awards and $1,249,946 of option awards was subtracted and replaced with:

●     $13,893,488, representing year end fair value of stock and option awards granted in 2022 that remained unvested and outstanding at the end of 2022;

●     $(757,182), representing the change in fair value as of the end of 2022 (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that remained unvested and outstanding at the end of 2022;

●     $(2,556,979), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that vested in 2022; and

●     $38,512, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2021	Stephen H. Rusckowski

$7,631,057 of stock awards and $2,624,978 of option awards was subtracted and replaced with:

●     $23,985,936, representing year end fair value of stock and option awards granted in 2021 that remained unvested and outstanding at the end of 2021;

●     $19,873,591, representing the change in fair value as of the end of 2021 (from the end of the prior fiscal year) of stock and option awards granted prior to 2021 that remained unvested and outstanding at the end of 2021;

●     $979,266, representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2021 that vested in 2021; and

●     $108,082, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2020	Stephen H. Rusckowski

$7,279,883 of stock awards and $2,500,020 of option awards was subtracted and replaced with:

●     $12,461,465, representing year end fair value of stock and option awards granted in 2020 that remained unvested and outstanding at the end of 2020;

●     $13,275,387, representing the change in fair value as of the end of 2020 (from the end of the prior fiscal year) of stock and option awards granted prior to 2020 that remained unvested and outstanding at the end of 2020;

●     $840,514, representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2020 that vested in 2020; and

●     $91,523, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

The following table sets forth, for each year reported in the Pay Versus Performance Table, the named executive officers (other than the principal executive officer) included in the calculation of the average Compensation Actually Paid to non-principal executive officer named executive officers and the adjustments (i.e., amounts deducted and added) made to the Summary Compensation Table Total of the relevant named executive officers to determine the average Compensation Actually Paid to the relevant named executive officers. The valuation methodology (including assumptions) used to the determine the fair value of equity awards for purposes of determining the average Compensation Actually Paid to the named executive officers is the same as set forth in footnote 3 to the Summary Compensation Table (see page 45).

Year	Other NEOs	Adjustments made to Summary Compensation Table Total to determine Compensation Actually Paid (amounts reported are averages for non-NEO PEOS together)
2022	Sam A. Samad Catherine T. Doherty Michael E. Prevoznik Patrick Plewman Mark J. Guinan Carrie Eglinton Manner

$10,538,150 of stock awards and $2,950,287 of option awards was subtracted and replaced with:

●    $11,363,039, representing year end fair value of stock and option awards granted in 2022 that remained unvested and outstanding at the end of 2022;

●    $(1,070,571), representing the change in fair value as of the end of 2022 (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that remained unvested and outstanding at the end of 2022;

●    $(10,363,713), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that vested in 2022;

●    $1,801,440, representing the fair value as of the vesting date of stock and option awards granted in 2022 that vested in 2022;

●    $(6,904,641), representing the fair value as of December 2021 of stock and option awards granted prior to 2022 that failed to vest in 2022; and

●    $94,454, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2021	Mark J. Guinan James E. Davis Carrie Eglinton Manner Catherine T. Doherty

$5,587,942 of stock awards and $2,459,643 of option awards was subtracted and replaced with:

●    $18,370,839, representing year end fair value of stock and option awards granted in 2021 that remained unvested and outstanding at the end of 2021;

●    $17,193,322, representing the change in fair value as of the end of 2021 (from the end of the prior fiscal year) of stock and option awards granted prior to 2021 that remained unvested and outstanding at the end of 2021;

●    $976,420, representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2021 that vested in 2021; and

● $104,453, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.
2020	Mark J. Guinan James E. Davis Carrie Eglinton Manner Manuel O. Mendez

$5,868,908 of stock awards and $2,580,046 of option awards was subtracted and replaced with:

●     $10,627,143, representing year end fair value of stock and option awards granted in 2020 that remained unvested and outstanding at the end of 2020;

●     $11,331,221, representing the change in fair value as of the end of 2020 (from the end of the prior fiscal year) of stock and option awards granted prior to 2020 that remained unvested and outstanding at the end of 2020;

●     $831,476, representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2020 that vested in 2020; and

●     $145,844, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

For purposes of the Peer Group Total Shareholder Return column of the Pay Versus Performance Table, we have used the S&P 500 Health Care (Sector) Index, which we also use for purposes of the Stock Performance Graph in our 2022 Annual Report on Form 10-K.

Company Selected Measure Name	Adjusted Earnings Per Share
Peer Group Issuers, Footnote [Text Block]

For purposes of the Peer Group Total Shareholder Return column of the Pay Versus Performance Table, we have used the S&P 500 Health Care (Sector) Index, which we also use for purposes of the Stock Performance Graph in our 2022 Annual Report on Form 10-K.

Adjustment To PEO Compensation, Footnote [Text Block]
Year	PEO	Adjustments made to Summary Compensation Table Total to determine Compensation Actually Paid
2022	Stephen H. Rusckowski

$8,350,579 of stock awards and $2,874,884 of option awards was subtracted and replaced with:

●     $17,879,280, representing year end fair value of stock and option awards granted in 2022 that remained unvested and outstanding at the end of 2022;

●     $(3,439,186) representing the change in fair value as of the end of 2022 (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that remained unvested and outstanding at the end of 2022;

●    $(9,191,272), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that vested in 2022, and

●     $115,743, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

James E. Davis

$8,542,446 of stock awards and $1,249,946 of option awards was subtracted and replaced with:

●     $13,893,488, representing year end fair value of stock and option awards granted in 2022 that remained unvested and outstanding at the end of 2022;

●     $(757,182), representing the change in fair value as of the end of 2022 (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that remained unvested and outstanding at the end of 2022;

●     $(2,556,979), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that vested in 2022; and

●     $38,512, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2021	Stephen H. Rusckowski

$7,631,057 of stock awards and $2,624,978 of option awards was subtracted and replaced with:

●     $23,985,936, representing year end fair value of stock and option awards granted in 2021 that remained unvested and outstanding at the end of 2021;

●     $19,873,591, representing the change in fair value as of the end of 2021 (from the end of the prior fiscal year) of stock and option awards granted prior to 2021 that remained unvested and outstanding at the end of 2021;

●     $979,266, representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2021 that vested in 2021; and

●     $108,082, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2020	Stephen H. Rusckowski

$7,279,883 of stock awards and $2,500,020 of option awards was subtracted and replaced with:

●     $12,461,465, representing year end fair value of stock and option awards granted in 2020 that remained unvested and outstanding at the end of 2020;

●     $13,275,387, representing the change in fair value as of the end of 2020 (from the end of the prior fiscal year) of stock and option awards granted prior to 2020 that remained unvested and outstanding at the end of 2020;

●     $840,514, representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2020 that vested in 2020; and

●     $91,523, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 3,386,412	$ 3,431,291	$ 3,577,382
Non-PEO NEO Average Compensation Actually Paid Amount	$ 291,674	10,580,653	7,199,065
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Year	Other NEOs	Adjustments made to Summary Compensation Table Total to determine Compensation Actually Paid (amounts reported are averages for non-NEO PEOS together)
2022	Sam A. Samad Catherine T. Doherty Michael E. Prevoznik Patrick Plewman Mark J. Guinan Carrie Eglinton Manner

$10,538,150 of stock awards and $2,950,287 of option awards was subtracted and replaced with:

●    $11,363,039, representing year end fair value of stock and option awards granted in 2022 that remained unvested and outstanding at the end of 2022;

●    $(1,070,571), representing the change in fair value as of the end of 2022 (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that remained unvested and outstanding at the end of 2022;

●    $(10,363,713), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that vested in 2022;

●    $1,801,440, representing the fair value as of the vesting date of stock and option awards granted in 2022 that vested in 2022;

●    $(6,904,641), representing the fair value as of December 2021 of stock and option awards granted prior to 2022 that failed to vest in 2022; and

●    $94,454, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2021	Mark J. Guinan James E. Davis Carrie Eglinton Manner Catherine T. Doherty

$5,587,942 of stock awards and $2,459,643 of option awards was subtracted and replaced with:

●    $18,370,839, representing year end fair value of stock and option awards granted in 2021 that remained unvested and outstanding at the end of 2021;

●    $17,193,322, representing the change in fair value as of the end of 2021 (from the end of the prior fiscal year) of stock and option awards granted prior to 2021 that remained unvested and outstanding at the end of 2021;

●    $976,420, representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2021 that vested in 2021; and

● $104,453, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.
2020	Mark J. Guinan James E. Davis Carrie Eglinton Manner Manuel O. Mendez

$5,868,908 of stock awards and $2,580,046 of option awards was subtracted and replaced with:

●     $10,627,143, representing year end fair value of stock and option awards granted in 2020 that remained unvested and outstanding at the end of 2020;

●     $11,331,221, representing the change in fair value as of the end of 2020 (from the end of the prior fiscal year) of stock and option awards granted prior to 2020 that remained unvested and outstanding at the end of 2020;

●     $831,476, representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2020 that vested in 2020; and

●     $145,844, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following graph shows, for each of the three disclosed years: (i) the Compensation Actually Paid to the principal executive officers, (ii) the average Compensation Actually Paid to the other named executive officers and (iii) the Company’s cumulative total stockholder return (assuming an initial $100 investment).

Compensation Actually Paid vs. Net Income [Text Block]

The following graph shows, for each of the three disclosed years (i) the Compensation Actually Paid to the principal executive officers, (ii) the average Compensation Actually Paid to the other named executive officers and (iii) the Company’s Net Income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following graph shows, for each of the three disclosed years: (i) the Compensation Actually Paid to the principal executive officers, (ii) the average Compensation Actually Paid to the other named executive officers; and (iii) the Company’s Adjusted Diluted Earnings per share.

Total Shareholder Return Vs Peer Group [Text Block]

The following graph shows, for each of the three disclosed years: (i) the Company’s Cumulative total stockholder return; and (ii) the Cumulative total stockholder return of the Company’s peer group (assuming an initial $100 investment).

Tabular List [Table Text Block]

Tabular List

The following tabular list sets forth those measures, which, in our assessment, represent the two financial performance measures and the two non-financial performance measures that we use to link the compensation paid to our named executive officers for fiscal year 2022 to Company performance. See Compensation Discussion and Analysis, beginning on page 24 for more information about these measures.

Financial Performance Measures
Adjusted Earnings Per Share
Base Business Revenues
Non-Financial Performance Measures
Covid-19 Response
Medical Quality/Customer Experience/Employee Engagement/ESG Goals

Total Shareholder Return Amount	$ 155.48	168.62	114.04
Peer Group Total Shareholder Return Amount	140.3	143.09	113.45
Net Income (Loss)	$ 1,015,000,000	$ 2,080,000,000	$ 1,499,000,000
Company Selected Measure Amount	9.95	14.24	11.18
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Base Business Revenues
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Covid-19 Response
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Medical Quality/Customer Experience/Employee Engagement/ESG Goals
Stephen H. Rucskwski [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 15,678,164	$ 14,557,818	$ 14,081,608
PEO Actually Paid Compensation Amount	$ 9,817,267	49,248,658	30,970,593
PEO Name	Stephen H. Rusckowski
James E. Davis [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 11,883,027
PEO Actually Paid Compensation Amount	$ 12,708,474
PEO Name	James E. Davis
PEO [Member] | Stephen H. Rucskwski [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,350,579)	(7,631,057)	(7,279,883)
PEO [Member] | Stephen H. Rucskwski [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,874,884)	(2,624,978)	(2,500,020)
PEO [Member] | Stephen H. Rucskwski [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,879,280	23,985,936	12,461,465
PEO [Member] | Stephen H. Rucskwski [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,439,186)	19,873,591	13,275,387
PEO [Member] | Stephen H. Rucskwski [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,191,272)	979,266	840,514
PEO [Member] | Stephen H. Rucskwski [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	115,743	108,082	91,523
PEO [Member] | James E. Davis [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,542,446)
PEO [Member] | James E. Davis [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,249,946)
PEO [Member] | James E. Davis [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,893,488
PEO [Member] | James E. Davis [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(757,182)
PEO [Member] | James E. Davis [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,556,979)
PEO [Member] | James E. Davis [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	38,512
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,538,150)	(5,587,942)	(5,868,908)
Non-PEO NEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,950,287)	(2,459,643)	(2,580,046)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,363,039	18,370,839	10,627,143
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,070,571)	17,193,322	11,331,221
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,363,713)	976,420	831,476
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	94,454	$ 104,453	$ 145,844
Non-PEO NEO [Member] | Fair Value Of Awards Granted And Vested In Current Year, As Of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,801,440
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,904,641)